Capital Contribution and Partners' Equity	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Partners' Capital Notes Disclosure [Text Block]
(5) Capital Contribution and Partners’ Equity

As of August 19, 2015, the Partnership completed its minimum offering of 1,315,790 common units at $19.00 per common unit. As of December 31, 2015, the Partnership had completed the sale of a total of 4,486,625 common units at $19.00 per common unit for total gross proceeds of $85.2 million and proceeds net of offering costs including selling commissions and marketing expenses of $78.3 million. On March 4, 2016, the Partnership had received subscriptions for all 5,263,158 common units that the Partnership was offering at $19.00 per common unit. The Partnership is continuing the offering at $20.00 per common unit in accordance with the prospectus. As of December 31, 2015, 95,776,533 common units remained unsold. The Partnership will offer common units until January 22, 2017, unless the offering is extended by the General Partner, provided that the offering will be terminated if all of the common units are sold before then.

The Partnership intends to continue to raise capital through its “best-efforts” offering of units by David Lerner Associates, Inc. (the “Managing Dealer”). Under the agreement with the Managing Dealer, the Managing Dealer will receive a total of 6% in selling commissions and a marketing expense allowance based on gross proceeds of the units sold. The Managing Dealer will also be paid a contingent incentive fee which is a cash payment of up to an amount equal to 4% of gross proceeds of the units sold (“Incentive Fee”). The General Partner received Incentive Distribution Rights (defined below), and has been and will be reimbursed for its documented third party out-of-pocket expenses incurred in organizing the Partnership and offering the units.

Upon entering into the management agreement with the Manager on August 19, 2015, the Partnership issued 100,000 class B units to an affiliate of the Manager. The class B units provide certain distribution rights described below.

Prior to “Payout,” which is defined below, all of the distributions made by the Partnership, if any, will be paid to the holders of units. Accordingly, the Partnership will not make any distributions with respect to the Incentive Distribution Rights or with respect to class B units and will not make the contingent, incentive payments to the Managing Dealer, until Payout occurs.

The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the units equals $20.00 plus the Payout Accrual. The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time. The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit. If at any time the Partnership distributes to holders of units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.

All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:

•
First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then

•	Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the units.

All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.

Any payments under the Incentive Distribution Rights or Incentive Fee payable to the Managing Dealer will be accounted for as a reduction to Partner’s Equity. If payment becomes probable the Partnership will estimate the value of the class B units and record an expense at that time.

For the year ended December 31, 2015, the Partnership paid distributions of $0.510138 per unit or $1,271,730.